Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Outstanding Warrants

In connection with prior financing transactions the Company issued warrants to purchase common units. A summary of the outstanding warrants at both December 31, 2019 and March 31, 2020 is as follows:

Date Granted	Number	Exercise Price	Expiration Date
6/17/2015	5,267,959	$2.8474	7/17/2022
12/7/2015	5,267,959	$2.8474	7/17/2022
9/7/2016	5,268,035	$2.8474	7/17/2022
7/11/2017	5,268,034	$2.8474	7/17/2022

Schedule of Unvested Profits Interest Unit Activity

Unvested profits interests unit’s activity for the year ended December 31, 2019 and 2018, was as follows:

	Number of Nonvested Profits Interests	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2018	9,765,439	0.08
Granted	16,143,382	0.22
Vested	(4,790,327)	0.07
Forfeited	(1,186,217)	0.12

Outstanding at December 31, 2018	19,932,277	0.19

Granted	19,643,100	0.16
Vested	(7,044,620)	0.14
Forfeited	(10,588,658)	0.21

Outstanding at December 31, 2019	21,942,099	0.18

Expected to vest at December 31, 2018	19,932,277

Expected to vest at December 31, 2019	21,942,099

Schedule of Fair Value Profits Interest Estimated on Weighted Average Assumptions

The Company uses an option pricing model to value profit interests. The assumptions used to value profits interests granted during the years ended December 31, 2019 and 2018 were as follows:

	2019	2018
Expected term (in years)	6.0	6.0
Risk-free rate	1.74%	2.51%
Expected volatility	72.75%	60.28%
Expected dividend yield	0.00%	0.00%

Schedule of Stock-Based Compensation Activity

Stock-based compensation expense for the three and nine months ended September 30, 2020 and 2019 was classified in the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Research and development	$374	$103	$486	$278
General and administrative	2,162	146	2,480	411

Total	$2,536	$249	$2,966	$689

Schedule of Unvested Restricted Stock Activity

A summary of the Company’s restricted share activity during the nine months ended September 30, 2020 is as follows:

Weighted Average Grant Date Fair Value	Shares	Estimated Fair Value Per Share
Nonvested, January 1, 2020	2,038,955	$2.04
Granted	879	$2.34
Vested	(277,815)	$1.51
Forfeited or canceled	(666,227)	$1.78

Nonvested, September 30, 2020	1,095,792	$2.34

Restricted Stock
Schedule of Fair Value Profits Interest Estimated on Weighted Average Assumptions

The fair value of each profits interest was estimated on the date of grant using the weighted average assumptions in the table below:

	Nine Months Ended September 30,
	2020	2019
Expected term (in years)	6.0	6.0
Risk-free rate	0.36%	1.75%
Expected volatility	140.45%	65.06%
Expected dividend yield	0%	0%

Stock Option
Schedule of Fair Value Profits Interest Estimated on Weighted Average Assumptions

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock options granted to employees and directors during the nine months ended September 30, 2020 were as follows:

September 30, 2020
Expected term (in years)	5.4
Risk-free rate	0.22%
Expected volatility	86.2%
Expected dividend yield	0.00%

2020 Stock Option and Incentive Plan
Summary of Stock Option activity

The following table summarizes the stock option activity for the 2020 Plan:

	Number of Nonvested Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)
Outstanding at January 1, 2020	—	$—
Granted	1,633,000	$5.00
Exercise	—	$—
Forfeited/cancelled	(7,531)	$5.00

Outstanding at September 30, 2020	1,625,469	$5.00	9.9

Vested at September 30, 2020	647,707	$5.00	9.8